Loans Accretable Yield Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 491	$ 0	$ 545
Acquisitions	0	545
Loan premium amortization	(90)	(54)
Changes in expected cash flows due to paydowns	53	0
Balance at end of year	$ 454	$ 491	$ 545